SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES - Property, Plant, and Equipment (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Period In Which Cash Flow Are Discounted With A Residual Value Based On The Terminal Value Cash Flows	20 years
Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Weighted-average remaining duration, property, plant, and equipment	29 years	15 years
Bottom of range | Sustainable Resources [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P3Y
Top of range | Sustainable Resources [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P30Y
Buildings [member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P50Y
Buildings [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P75Y
Transmission stations, towers and related fixtures [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P40Y
Dams [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P115Y
Penstocks [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P60Y
Powerhouses [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P115Y
Hydroelectric Generating Units [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P115Y
Wind Generating Units [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P41Y
Solar Generating units [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P30Y
Other assets [member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P60Y
Leasehold improvements [member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P40Y
Leasehold improvements [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P50Y
Machinery, Equipment, Network System, Transmission Stations And Towers [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P40Y
Network Systems [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P65Y
Rail And Transport Assets [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P40Y
District energy systems [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P50Y
Machinery And Equipment1 [Member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P20Y
Oil and Gas Related Equipment [Member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P10Y
Ships [member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	35
Gas storage assets [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P50Y
Hospitality Assets [Member] | Buildings [member] | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P45Y
Hospitality Assets [Member] | Land, equipment, and fixtures improvements [Member] | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P20Y